Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
13.	INCOME TAXES

The provision for federal income taxes for the years ended December 31, consists of:

(Dollar amounts in thousands)	2020	2019

Current payable	$2,749	$2,265
Deferred	(1,348)	327

Total provision	$1,401	$2,592

The tax effects of deductible and taxable temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows at December 31:

(Dollar amounts in thousands)	2020	2019

Deferred tax assets:
Allowance for loan and lease losses	$2,826	$1,288
Supplemental retirement plan	482	469
Investment security basis adjustment	18	18
Nonaccrual interest income	355	297
Accrued compensation	244	244
Deferred origination fees, net	-	30
Lease liability	1,173	1,051
Gross deferred tax assets	5,098	3,397

Deferred tax liabilities:
Premises and equipment	709	583
Net unrealized gain on AFS securities	1,139	490
Net unrealized gain on equity securities	41	62
FHLB stock dividends	139	139
Intangibles	414	378
Mortgage servicing rights	100	82
Deferred origination fees, net	50	-
Acquisition fair value adjustments	278	253
Right of use assets	1,151	1,032
Other	4	4
Gross deferred tax liabilities	4,025	3,023

Net deferred tax assets	$1,073	$374

No valuation allowance was established at December 31, 2020 and 2019, in view of the Company’s tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings potential.

The reconciliation between the federal statutory rate and the Company’s effective consolidated income tax rate for the years ended December 31, is as follows:

(Dollar amounts in thousands)	2020		2019
		% of		% of
		Pretax		Pretax
	Amount	Income	Amount	Income

Provision at statutory rate	$2,047	21.0%	$3,214	21.0%
Tax-exempt income	(669)	(6.9)%	(647)	(4.2)%
Nondeductible interest expense	16	0.2%	32	0.2%
Stock-based compensation	(4)	-%	-	-%
Other	11	0.1%	(7)	(0.1)%

Actual tax expense and effective rate	$1,401	14.4%	$2,592	16.9%

ASC 740-10 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

At December 31, 2020 and December 31, 2019, the Company had no ASC 740-10 unrecognized tax benefits. The Company does not expect the total amount of unrecognized tax benefits to significantly increase within the next 12 months. The Company recognizes interest and penalties on unrecognized tax benefits as a component of income tax expense.

The Company and the Bank are subject to U.S. federal income tax as well as an income tax in the states of Ohio and Florida, and the Bank is subject to a capital-based franchise tax in the state of Ohio. The Company and the Bank are no longer subject to examination by taxing authorities for years before December 31, 2017.